Submission	Oct. 06, 2026
Submission [Line Items]
Central Index Key	0001986694
Registrant Name	Bradbury Capital Inc.
Registration File Number	333-273624
Form Type	F-4
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES